Segmented Information - Additional Information (Details)	6 Months Ended
	Jun. 30, 2020 OperatingSegment Customer	Jun. 30, 2019 Customer
Disclosure Of Operating Segments [Line Items]
Number of operating segments | OperatingSegment	2
Plasma Derived Therapeutics
Disclosure Of Operating Segments [Line Items]
Number of customers derives revenues | Customer	1	2
Percentage of revenue from continuing operations	65.00%	97.00%
Plasma Derived Therapeutics | Customer One
Disclosure Of Operating Segments [Line Items]
Percentage of revenue from continuing operations		58.00%
Plasma Derived Therapeutics | Customer Two
Disclosure Of Operating Segments [Line Items]
Percentage of revenue from continuing operations		39.00%